SUBSEQUENT EVENTS (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)	Jul. 13, 2021	Mar. 08, 2021	Feb. 01, 2021	Jan. 22, 2021	Apr. 30, 2021
Wheels Up
Subsequent Event [Line Items]
Total purchase price	$ 1,885,000,000
Common Class A | Wheels Up
Subsequent Event [Line Items]
Price per share	$ 10.00
Subsequent Events
Subsequent Event [Line Items]
Transaction fee				$ 10,000,000
Subsequent Events | Promissory Note | Sponsor
Subsequent Event [Line Items]
Aggregate principal amount		$ 100,000			$ 150,000
Promissory note interest		2.75%
Subsequent Events | Merger Agreement
Subsequent Event [Line Items]
Total purchase price	$ 1,885,000,000		$ 1,885,000,000
Earnout Shares	9,000,000		9,000,000
Earnout share price, tranche one	$ 12.50		$ 12.50
Earnout share price, tranche two	15.00		15.00
Earnout share price, tranche three	17.50		17.50
Subsequent Events | Merger Agreement | Wheels Up
Subsequent Event [Line Items]
Price per share	$ 10.00		$ 10.00
Subsequent Events | Subscription Agreement with PIPE Investors | Common Class A
Subsequent Event [Line Items]
Issuance of Class B common stock to Sponsors (in shares)			55,000,000
Aggregate purchase price of subscription			$ 550,000,000